Premises and equipment (Tables)	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment
Premises and equipment at March 31, 2020 and 2021 consist of the following:

	2020	2021
	(in millions of yen)
Land	557,943	569,337
Buildings	657,774	737,144
Equipment and furniture	442,302	414,201
Leasehold improvements	228,383	222,296
Construction in progress	73,164	23,441
Software	1,359,120	1,372,364

Total	3,318,686	3,338,783
Less: Accumulated depreciation and amortization	1,462,438	1,527,325

Premises and equipment—net	1,856,248	1,811,458